UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                        UBS Juniper Crossover Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        C/O UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006


                                                                                                          MARKET VALUE/
      SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (84.79%)
                    ---------------------
                    DIAGNOSTIC KITS (4.47%)
           85,000   Gen-Probe, Inc. *                                                                           4,685,200
          527,500   Orthovita, Inc. *                                                                           2,183,850
                                                                                                      ---------------------
                                                                                                                6,869,050
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (23.32%)
           70,000   Affymetrix, Inc. *                                                                          2,305,100
          100,000   Amgen, Inc. *                                                                               7,275,000
           91,000   Biocryst Pharmaceuticals Inc. *                                                             1,643,460
          150,000   Exelixis, Inc. *                                                                            1,801,500
           75,000   Genentech, Inc. *                                                                           6,338,250
           80,000   Genzyme Corp. *                                                                             5,377,600
          135,000   Medimmune, Inc. *                                                                           4,938,300
          245,000   Millennium Pharmaceuticals, Inc. *                                                          2,472,050
          100,000   Vertex Pharmaceuticals, Inc. *                                                              3,659,000
                                                                                                      ---------------------
                                                                                                               35,810,260
                                                                                                      ---------------------
                    MEDICAL - DRUGS (37.41%)
           40,000   Altana AG - (Germany) **                                                                    2,478,882
          106,090   Astellas Pharmaceutical Inc. - (Japan)**                                                    4,019,175
          134,355   Auxilium Pharmaceuticals, Inc *                                                             1,065,435
           32,800   Cephalon, Inc. *                                                                            1,976,200
          200,000   Chugai Pharmaceutical Co., Ltd - (Japan) **                                                 3,618,950
           90,000   Eli Lilly and Co.                                                                           4,977,000
          200,800   Ligand Pharmaceuticals, Inc. - Class B *,                                                   2,580,280
          140,000   Novartis AG - (Switzerland) **                                                              7,766,767
           75,000   OSI Pharmaceuticals, Inc. *                                                                 2,407,500
          175,000   Pfizer, Inc.                                                                                4,361,000
          200,000   Schering-Plough Corp.                                                                       3,798,000
            6,400   Serono SA - Class B - (Switzerland) **                                                      4,449,173
           80,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **                                               4,549,538
          447,072   Vernalis Plc - (United Kingdom) *, **                                                         632,005
           80,000   Wyeth                                                                                       3,881,600
          215,001   Xenoport Inc *                                                                              4,867,615
                                                                                                      ---------------------
                                                                                                               57,429,120
                                                                                                      ---------------------
                    MEDICAL - IMAGING SYSTEMS (4.97%)
          330,000   Given Imaging, Ltd. (Pvt.) Given Imaging, Ltd., *                                           7,623,000
                                                                                                      ---------------------

                    MEDICAL INSTRUMENTS (0.81%)
          389,433   Cryocor, Inc. *,                                                                  $         1,242,292
                                                                                                      ---------------------
                    THERAPEUTICS (13.81%)
          150,000   Alexza Pharmaceuticals, Inc.                                                                1,462,500

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006


                                                                                                          MARKET VALUE/
      SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (CONTINUED)
           85,413   Avalon Pharmaceuticals, Inc. *                                                                431,336
          193,188   Avanir Pharmaceuticals *                                                                    2,824,415
          291,000   BioMarin Pharmaceuticals, Inc. *                                                            3,905,220
          516,858   DOV Pharmaceutical, Inc. *                                                                  8,259,390
          163,000   NPS Pharmaceuticals, Inc. *                                                                 1,392,020
          151,000   Tanox, Inc. *                                                                               2,932,420
                                                                                                      ---------------------
                                                                                                               21,207,301
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $98,516,730)                                                     130,181,023
                                                                                                      ---------------------
                    PREFERRED STOCKS (19.53%)
                    -------------------------
                    DISPOSABLE MEDICAL EQUIPMENT (1.48%)
          130,073   superDimension Ltd.,Sr B Preferred *, (a)                                                   1,034,081
          215,061   Volcano Therapeutics, Series C *, (a)                                                       1,240,903
                                                                                                      ---------------------
                                                                                                                2,274,984
                                                                                                      ---------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (4.00%)
          864,309   Adiana Inc. Series D Preferred *, (a)                                                         579,088
        1,178,751   Canada Investment SRL *, (a)                                                                  828,094
          125,455   Cerexa, Inc., Series A Preferred *, (a)                                                       148,665
          279,129   Cerexa, Inc., Series B Preferred *, (a)                                                       330,768
          154,919   Cerimon Pharmaceuticals *, (a)                                                                413,634
          476,436   Emphasys Medical, Inc., Series D *, (a)                                                       909,994
        1,235,335   Eximias Pharmaceuticals Corp., Series D *, (a)                                                321,188
        1,050,365   Innovative Spinal Technologies, Series B1 Preferred *, (a)                                    541,898
          340,907   Insulet Series Preferred. *, (a)                                                            1,240,902
          265,150   Sapphire Therapeutics. *, (a)                                                                 827,268
                                                                                                      ---------------------
                                                                                                                6,141,499
                                                                                                      ---------------------
                    ELECTRONIC COMPO-MISC . (0.00%)
          615,812   LumiCyte, Inc., Series B *, (a)                                                                    --
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (2.17%)
          316,092   Macrogenics, Inc., Series A1 & A2 *, (a)                                                      135,033
          982,489   Macrogenics, Inc., Series B *, (a)                                                            419,718
          369,549   Molecular Staging, Inc., Series D *, (a)                                                           --
        7,888,142   Predix Pharmaceuticals Holdings, Inc., Series AB *, (a)                                     1,738,310
        4,729,409   Predix Pharmaceuticals Holdings, Inc.,Series C *, (a)                                       1,042,220
                                                                                                      ---------------------
                                                                                                                3,335,281
                                                                                                      ---------------------
                    MEDICAL - TOOLS (1.70%)
          827,858   Agensys, Inc., Series C *, (a)                                                    $         2,607,753
                                                                                                      ---------------------
                    MEDICAL - GENERIC DRUGS (0.54%)
          827,265   Supernus Pharmaceuticals, Inc., *, (a)                                                        827,265
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (0.00%)
          395,118   Amphora Discovery Corp., Series A *, (a)                                                           --
                                                                                                      ---------------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006


                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (0.73%)
        2,438,743   Amnis Corporation Series C-1 *, (a)                                                           975,497
          376,770   Amnis Corporation, Series C-2 *, (a)                                                          150,708
                                                                                                      ---------------------
                                                                                                                1,126,205
                                                                                                      ---------------------
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (2.67%)
        1,574,345   ChemoCentryx, Inc., Series B *, (a)                                                         4,093,297
                                                                                                      ---------------------
                    THERAPEUTICS (6.24%)
        1,145,948   ARYX Therapeutics, Seried D *, (a)                                                          2,062,705
        1,702,846   ARYX Therapeutics, Series C *, (a)                                                          3,065,122
          613,343   ARYX Therapeutics, Series E *, (a)                                                          1,104,016
          747,555   Corus Pharma, Inc., Series A *, (a)                                                           867,163
        1,058,169   Corus Pharma, Inc., Series B *, (a)                                                         1,227,475
        1,083,073   Corus Pharma, Inc., Series C *, (a)                                                         1,256,364
                                                                                                      ---------------------
                                                                                                                9,582,845
                                                                                                      ---------------------
                    TOTAL PREFERRED STOCKS (Cost $30,971,643)                                                  29,989,129
                                                                                                      ---------------------
                    WARRANTS ((0.06)%)
                    MEDICAL - DRUGS ((0.06)%)
           28,174   Auxilium Pharmaceuticals, Inc. $5.625, 10/30/10 *,                                             64,941
           10,134   Auxilium Pharmaceuticals, Inc. $5.84, 06/29/10 *,                                              21,180
                                                                                                      ---------------------
                                                                                                                   86,121
                                                                                                      ---------------------
                    THERAPEUTICS (0.00%)
          124,178   DOV Pharmaceuticals, Inc., $16.00, 07/31/06 *,                                                     --
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $161,078)                                                                 86,121
                                                                                                      =====================
                    INVESTMENTS IN SECURITIES (Cost $129,649,408)                                             160,256,273
                                                                                                      =====================
         TOTAL INVESTMENTS IN SECURITIES -- 104.38%                                                           160,256,273
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- (4.38)%                                                (6,727,325)
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                   $      153,528,948
                                                                                                      =====================

*   Non-income producing security.
**  Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value.The total market value of investments carried at fair value amounted to
    $29,989,129 which represented 19.53% of the net assets at March 31, 2006.


INVESTMENT IN SECURITIES- BY COUNTRY          PERCENTAGE OF NET ASSETS (%)
------------------------------------          ----------------------------
UNITED STATES OF AMERICA                                  86.46
SWITZERLAND                                                7.96
JAPAN                                                      7.94
GERMANY                                                    1.61
UNITED KINGDOM                                             0.41



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 UBS Juniper Crossover Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal Accounting Officer
                             (principal financial officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.